FINANCIAL ASSETS AND LIABILITIES - Summary of Carrying Amount of Financial Liabilities (Details) (Parenthetical) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Finance costs	R$ 4,706,535	R$ 2,527,506	R$ 4,727,561
Rumo S.A. [member]
Disclosure of financial liabilities [line items]
Advance by suppliers with financial institutions		519,082
Other financial liabilities [member]
Disclosure of financial liabilities [line items]
Finance costs	96,752	R$ 27,155	R$ 25,264
Other financial liabilities [member] | Rumo S.A. [member]
Disclosure of financial liabilities [line items]
Advance by suppliers with financial institutions	R$ 710,736
Average rate	14.53%	10.60%
Average payment term to suppliers	109 days	90 days
Advances received, representing contract liabilities for performance obligations satisfied at point in time	R$ 107,133	R$ 62,070
Other financial liabilities [member] | Moove [member]
Disclosure of financial liabilities [line items]
Advance by suppliers with financial institutions	R$ 64,099	R$ 57,704
Charges (p.a.)	CDI + 2.5% p.a.	CDI + 2.5% p.a.
Average payment term to suppliers	102 days	107 days
Other financial liabilities [member] | Compass [Member]
Disclosure of financial liabilities [line items]
Advances received, representing contract liabilities for performance obligations satisfied at point in time	R$ 72,579	R$ 91,933